UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY                April 20, 2011
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           94

Form 13F Information Table Value Total:  $    473766
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 March 31, 2011


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      469   450000 PRN      SOLE                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     6543  6780000 PRN      SOLE                                    6720000
Kendle Conv Sr Notes           CONV             48880LAA5      284   300000 PRN      SOLE                                     300000
Valeant Pharmaceuticals Conv S CONV             91911XAD6    23186  5870000 PRN      SOLE                                    5815000
Wright Medical Conv Sr Notes   CONV             98235TAA5      564   560000 PRN      SOLE                                     560000
ACI Worldwide                  COM              004498101     4435   135200 SH       SOLE                                     135200
Abaxis                         COM              002567105     1684    58400 SH       SOLE                                      58400
Acxiom                         COM              005125109     2612   182000 SH       SOLE                                     182000
Adobe Systems                  COM              00724F101     1492    45000 SH       SOLE                                      45000
Albany Molecular Research      COM              012423109     1854   435100 SH       SOLE                                     435100
Allscripts                     COM              01988P108     6977   332380 SH       SOLE                                     330580
AngioDynamics                  COM              03475V101     1146    75800 SH       SOLE                                      75800
Ansys                          COM              03662Q105     3279    60514 SH       SOLE                                      59864
Arbitron                       COM              03875Q108      480    12000 SH       SOLE                                      12000
ArthroCare                     COM              043136100     6449   193425 SH       SOLE                                     190061
Atwood Oceanics                COM              050095108      557    12000 SH       SOLE                                      12000
Avid Technology                COM              05367P100     2507   112400 SH       SOLE                                     112400
Bio Reference Labs             COM              09057G602     5231   233100 SH       SOLE                                     231600
Blackbaud                      COM              09227Q100      466    17100 SH       SOLE                                      17100
Blackboard                     COM              091935502     2413    66575 SH       SOLE                                      66575
Brady                          COM              104674106     1984    55600 SH       SOLE                                      55600
Buckeye Partners LP Unit       COM              118230101      232     3650 SH       SOLE                                       3650
CRA International              COM              12618T105     1421    49300 SH       SOLE                                      49300
Cardinal Health                COM              14149Y108     1851    45000 SH       SOLE                                      45000
Celgene                        COM              151020104     2353    40865 SH       SOLE                                      40865
Cerner                         COM              156782104     1937    17420 SH       SOLE                                      17420
Charles River Labs             COM              159864107     7515   195800 SH       SOLE                                     193878
Cisco Systems                  COM              17275R102      857    50000 SH       SOLE                                      50000
Cognex                         COM              192422103    13396   474185 SH       SOLE                                     472585
Computer Programs & Systems    COM              205306103     3712    57750 SH       SOLE                                      57550
Digital River                  COM              25388b104     3551    94875 SH       SOLE                                      94875
Dionex                         COM              254546104    12918   109430 SH       SOLE                                     109430
Dolby Laboratories             COM              25659T107     1870    38000 SH       SOLE                                      38000
FactSet Research System        COM              303075105    10371    99030 SH       SOLE                                      98730
Forrester Research             COM              346563109    11384   297308 SH       SOLE                                     295096
Forward Air                    COM              349853101     2411    78700 SH       SOLE                                      78700
Fuel-Tech                      COM              359523107     1353   152040 SH       SOLE                                     152040
Furiex Pharmaceuticals         COM              36106P101      884    52388 SH       SOLE                                      51988
Gen-Probe                      COM              36866T103     6992   105380 SH       SOLE                                     104850
Gentex                         COM              371901109     3534   116840 SH       SOLE                                     116040
Genzyme                        COM              372917104    11608   152420 SH       SOLE                                     152420
Haemonetics                    COM              405024100    19982   304880 SH       SOLE                                     302842
Healthcare Services Grp        COM              421906108     1422    80950 SH       SOLE                                      78850
Healthways                     COM              422245100     5512   358650 SH       SOLE                                     355766
Hologic                        COM              436440101    13694   616841 SH       SOLE                                     611573
Huron Consulting Grp           COM              447462102     3445   124400 SH       SOLE                                     120554
ICON PLC ADR                   COM              45103T107    10757   498250 SH       SOLE                                     495366
IDEXX Laboratories             COM              45168D104    18610   240995 SH       SOLE                                     239153
ITRON                          COM              465741106    10484   185750 SH       SOLE                                     185500
IXYS                           COM              46600W106      940    70000 SH       SOLE                                      70000
Illumina                       COM              452327109     2368    33800 SH       SOLE                                      33550
Integra Lifesciences           COM              457985208     1992    42000 SH       SOLE                                      42000
Jack Henry & Associates        COM              426281101     5856   172800 SH       SOLE                                     171700
Johnson & Johnson              COM              478160104      249     4200 SH       SOLE                                       4200
KV Pharmaceutical Cl A         COM              482740206     1865   311325 SH       SOLE                                     311325
Kaydon                         COM              486587108     3719    94900 SH       SOLE                                      94900
LKQ                            COM              501889208     6459   268000 SH       SOLE                                     261794
LabCorp                        COM              50540r409     2764    30000 SH       SOLE                                      30000
Liberty Media Interactive      COM              53071M104      321    20000 SH       SOLE                                      20000
Linear Tech                    COM              535678106     1006    29900 SH       SOLE                                      29900
Manhattan Associates           COM              562750109    14832   453025 SH       SOLE                                     449521
MedQuist                       COM              584949101      851    82500 SH       SOLE                                      82500
Medicis Pharmaceutical         COM              584690309    10759   335800 SH       SOLE                                     335800
Meridian Bioscience            COM              589584101     2045    85225 SH       SOLE                                      85225
Merit Medical Systems          COM              589889104     4924   250950 SH       SOLE                                     250950
Micros Systems                 COM              594901100     2605    52700 SH       SOLE                                      52700
Morningstar                    COM              617700109     4376    74950 SH       SOLE                                      74950
NeuStar                        COM              64126x201     1164    45500 SH       SOLE                                      45500
Newfield Exploration           COM              651290108      426     5600 SH       SOLE                                       5400
NuVasive                       COM              670704105     1145    45205 SH       SOLE                                      45205
Nvida                          COM              67066G104     1661    90000 SH       SOLE                                      90000
O'Reilly Automotive            COM              67103H107    15686   272987 SH       SOLE                                     271064
Orthofix                       COM              N6748L102     3240    99800 SH       SOLE                                      99800
Pengrowth Energy Tr            COM              706902509      203    14650 SH       SOLE                                      14650
Pharmaceutical Prod Dvlpt      COM              717124101    23472   847382 SH       SOLE                                     841247
Quaker Chemical                COM              747316107     2840    70700 SH       SOLE                                      70700
Raytheon                       COM              755111507     1526    30000 SH       SOLE                                      30000
ResMed                         COM              761152107    11085   369500 SH       SOLE                                     369500
SAIC                           COM              78390x101      321    19000 SH       SOLE                                      19000
SEI Investments                COM              784117103    10364   434000 SH       SOLE                                     434000
SM Energy                      COM              78454L100      697     9400 SH       SOLE                                       9400
SPDR Gold Trust                COM              78463v107      210     1500 SH       SOLE                                       1500
Sanmina-SCI                    COM              800907206     1264   112799 SH       SOLE                                     112799
Skyworks Solutions             COM              83088M102     1909    58925 SH       SOLE                                      58925
Stem Cell Innovations          COM              85857B100        0   225000 SH       SOLE                                     225000
Tekelec                        COM              879101103      749    92300 SH       SOLE                                      92300
TomoTherapy                    COM              890088107     2074   453750 SH       SOLE                                     453750
Trimble Navigation             COM              896239100     1986    39300 SH       SOLE                                      38850
Valeant Pharmaceuticals Int'l  COM              91911k102    48621   976131 SH       SOLE                                     975131
Verint Systems                 COM              92343x100     2421    67550 SH       SOLE                                      67550
Wiley (John) & Sons            COM              968223206     1779    35000 SH       SOLE                                      35000
Wright Medical                 COM              98235T107      803    47200 SH       SOLE                                      44316
Zebra Technologies             COM              989207105    11423   291100 SH       SOLE                                     291100
Liquidia Technologies Series A PFD                             100    30580 SH       SOLE                                      30580